Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000194063 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194063 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	1.50%
C000194063 | B
Holdings [Line Items]
Percent of Total Investments	58.00%
C000194063 | BB
Holdings [Line Items]
Percent of Total Investments	27.80%
C000194063 | BBB
Holdings [Line Items]
Percent of Total Investments	12.00%
C000194063 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.00%
C000194063 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000194063 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000194063 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	93.70%
C000194065 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194065 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	1.50%
C000194065 | B
Holdings [Line Items]
Percent of Total Investments	58.00%
C000194065 | BB
Holdings [Line Items]
Percent of Total Investments	27.80%
C000194065 | BBB
Holdings [Line Items]
Percent of Total Investments	12.00%
C000194065 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.00%
C000194065 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000194065 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000194065 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	93.70%
C000194066 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194066 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	1.50%
C000194066 | B
Holdings [Line Items]
Percent of Total Investments	58.00%
C000194066 | BB
Holdings [Line Items]
Percent of Total Investments	27.80%
C000194066 | BBB
Holdings [Line Items]
Percent of Total Investments	12.00%
C000194066 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.00%
C000194066 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000194066 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000194066 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	93.70%
C000241878 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.70%
C000241878 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.60%
C000241878 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.20%
C000241878 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.80%
C000241878 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	3.40%
C000241878 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241878 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241878 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241878 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241878 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241878 | AIA Group Ltd.
Holdings [Line Items]
Percent of Total Investments	37.60%
C000241877 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.70%
C000241877 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.60%
C000241877 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.20%
C000241877 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.80%
C000241877 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	3.40%
C000241877 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241877 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241877 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241877 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241877 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241877 | AIA Group Ltd.
Holdings [Line Items]
Percent of Total Investments	37.60%
C000241880 | FR_617390901
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241880 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	1.80%
C000241880 | FR_122017106
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241880 | FR_G7709Q104
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241880 | FR_71377A103
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241880 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241880 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241880 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241880 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241880 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241880 | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Total Investments	15.50%
C000241881 | FR_617390901
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241881 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	1.80%
C000241881 | FR_122017106
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241881 | FR_G7709Q104
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241881 | FR_71377A103
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241881 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241881 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241881 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241881 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241881 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241881 | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Total Investments	15.50%
C000241879 | FR_617390901
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241879 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	1.80%
C000241879 | FR_122017106
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241879 | FR_G7709Q104
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241879 | FR_71377A103
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241879 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241879 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241879 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241879 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241879 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241879 | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Total Investments	15.50%